SHAREHOLDERS' EQUITY (Details)								1 Months Ended			12 Months Ended
	Jun. 26, 2025 shares	May 02, 2025 $ / shares shares	Apr. 28, 2025 shares	Mar. 20, 2025 shares	Mar. 18, 2025 $ / shares shares	Jun. 21, 2024 USD ($) $ / shares shares	Jan. 14, 2021 $ / shares shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Dec. 31, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Nov. 27, 2024 $ / shares	Nov. 01, 2024 $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Apr. 11, 2024 $ / shares shares
Class of Stock
Stock split ratio						0.2
Authorized Capital | $						$ 41,916,750.5
Ordinary Shares, shares authorized											5,030,000,000			100,000,000
Ordinary Shares, par value (in dollar per share) | $ / shares											$ 0.00833335			$ 0.00833335
Preferred shares, shares authorized						10,000,000
Preferred shares, par value | $ / shares						$ 0.00833335
Warrant term							5 years
Exercise price (in dollars per share) | $ / shares							$ 5.5
Percentage of warrants exercise price based on IPO issue price							110.00%
Share issue price | $ / shares							$ 5
Warrants outstanding											300,000			300,000
Number of warrants or rights exercised as on date											0			0
Percentage of reserve of registered capital for statutory surplus reserve											10.00%
Percentage of statutory surplus reserve											50.00%
Statutory Reserve | $											$ 3,451,261			$ 3,266,081
Ordinary Shares, shares outstanding											200,623,358			7,226,480
IPO
Class of Stock
Number of warrants issued							300,000
Percentage of number of ordinary shares sold in IPO							6.00%
Common Class A
Class of Stock
Ordinary Shares, shares authorized						5,000,000,000
Ordinary Shares, par value (in dollar per share) | $ / shares						$ 0.00833335					$ 0.00833335	$ 0.00833335		$ 0.00833335
Ordinary Shares, shares outstanding											180,623,358			7,226,480
Common Class A | AI Solutions and Insurance Business
Class of Stock
Consideration shares										69,995,661
Common Class A | Zhijiu Holdings Limited
Class of Stock
Consideration shares				1,072,500
Common Class A | YX Management Company Limited
Class of Stock
Ordinary Shares, par value (in dollar per share) | $ / shares					$ 0.00833335
Consideration shares			47,500,000		47,500,000				47,500,000
Share price (in dollar per share) | $ / shares					$ 2
Common Class A | HM Management Company Limited
Class of Stock
Ordinary Shares, par value (in dollar per share) | $ / shares		$ 0.00833335
Consideration shares	16,663,427	16,663,427						16,663,427			16,663,427
Share price (in dollar per share) | $ / shares		$ 2.5									$ 2.5
Common Class B
Class of Stock
Ordinary Shares, shares authorized						20,000,000
Ordinary Shares, par value (in dollar per share) | $ / shares						$ 0.00833335					$ 0.00833335		$ 0.00833335	$ 0.00833335
Ordinary Shares, shares outstanding											20,000,000			20,000,000
Purchase price per share | $ / shares													$ 0.05
2024 Equity Incentive Plan
Class of Stock
Ordinary Shares, par value (in dollar per share) | $ / shares															$ 0.00166667
Ordinary Shares, shares outstanding															5,362,500
Ordinary shares, granted											1,072,500
Purchase price per share | $ / shares											$ 0.00833335